ACCRUED EXPENSES (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2021
Accrued expenses
Amount paid			$ 300,000
Amount of each quarterly payment	$ 75,000
Net present value of obligation				$ 1,284,825
Incremental borrowing rate				15.04%
Remaining settlement			$ 0		$ 274,323
Percentage of accrued invoice fee				100.00%
Accrued invoice fee					$ 291,479
Commission Agreement
Accrued expenses
Commission percentage			15.00%
Amount agreed to pay		$ 1,600,000
Amount paid		$ 400,000